Revenue From Contract With Customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 38,549	$ 25,964	$ 19,407
Total operating revenue	2,965,033	1,509,931	801,003
Passenger revenue excluding miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,793,420	1,388,089	752,050
Miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,299	24,301	8,544
Passenger revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,824,719	1,412,390	760,594
Cargo and mail revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101,765	71,577	21,002
Frequent flyer program - marketing services revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	28,396	18,897	15,452
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 10,153	$ 7,067	$ 3,955